Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Broken Down Revenue from Related Party

The revenue from Vitol can be broken down as follows:

(in US$ millions)	2014	2013	2012
Terminaling and througput fees	212.9	205.5	170.9
Excess throughput & ancillary services	19.5	22.4	14.5

Vitol Group total	232.4	227.9	185.4

Schedule of Breakdown of Related Party Central Service Costs

A breakdown of the central service costs included is as follows:

(in US$ millions)	2014	2013	2012
IT and IT related services	3.0	2.1	2.1
HSE services	0.1	0.2	0.2
HR services	11.8	11.5	8.5
Interest expense	13.5	22.3	15.8
Guarantee commission	—	0.3	0.3
Share in governance and stewardship VTTI	4.6	4.0	3.7
Long Term Incentive Plan	3.3	0.3	—
Other general and administrative expenses	3.0	2.7	2.3

Total related party services	39.3	43.4	32.9

Schedule of Accounts Receivable Resulting from the Related Party Transactions

The accounts receivable as of December 31, 2014 and 2013 resulting from the related party transactions are as follows:

(in US$ millions)	2014	2013
Vitol group of companies	18.8	14.1
VTTI group of companies	4.8	8.7

Trade account receivables	23.6	22.8

Schedule of Accounts Payable Resulting from the Related Party Transactions

The accounts payable as of December 31, 2014 and 2013 resulting from the related party transactions are as follows:

(in US$ millions)	2014	2013
Vitol group of companies	0.1	6.7
VTTI group of companies	4.3	38.1

Trade account payables	4.4	44.8

Summary of Vitol's Existing Storage Capacity and Guarantee Duration

The table below specifies Vitol’s existing storage capacity and the duration that VTTI will provide the guarantee for each respective terminal:

Terminal	Vitol Storage Capacity (MMBbls)	Guarantee Duration from 12/31/2014
Amsterdam	2.9	4.5 years
Antwerp	2.3	2.5 years
Rotterdam	5.1	4.5 years
Seaport Canaveral	2.8	2.5 years
Fujairah	7.4	4.5 years

Total	20.5